Balance Sheets (unaudited) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Collateralizing letters of credit	$ 1,194	$ 1,194	$ 1,661
Accumulated depreciation, property and equipment	$ 12,866	$ 12,622	$ 19,830
Stockholders' equity (deficit):
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	90,000	90,000	90,000
Common stock, shares issued (in shares)	2,450	2,381	1,239
Common stock, shares outstanding (in shares)	2,450	2,381	1,239